Document and Entity Information	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2022
Entity Registrant Name	EARGO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39616
Entity Tax Identification Number	27-3879804
Entity Address, Address Line One	1600 Technology Drive
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	650
Local Phone Number	351-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001719395
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EAR
Security Exchange Name	NASDAQ